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Sierra Tactical Risk Spectrum 70 Fund
Sierra Tactical Risk Spectrum 70 Fund - FUND SUMMARY

Investment Objectives: The Fund’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 12 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sierra Tactical Risk Spectrum 70 Fund	Sierra Tactical Risk Spectrum 70 Fund Class A Shares	Sierra Tactical Risk Spectrum 70 Fund Class C Shares	Sierra Tactical Risk Spectrum 70 Fund Investor Class	Sierra Tactical Risk Spectrum 70 Fund Instl Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sierra Tactical Risk Spectrum 70 Fund		Sierra Tactical Risk Spectrum 70 Fund Class A Shares	Sierra Tactical Risk Spectrum 70 Fund Class C Shares	Sierra Tactical Risk Spectrum 70 Fund Investor Class	Sierra Tactical Risk Spectrum 70 Fund Instl Class
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.40%	none
Other Expenses		0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		2.07%	2.82%	2.22%	1.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		1.99%	2.74%	2.14%	1.74%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Wright Fund Management, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2025 so that the total annual operating expenses (exclusive of any (i) front end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.56%, 2.31%, 1.71% and 1.31% of average daily net assets attributable to Class A, Class C, Investor Class and Instl Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to Wright Fund Management, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Sierra Tactical Risk Spectrum 70 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Sierra Tactical Risk Spectrum 70 Fund Class A Shares	569	992
Sierra Tactical Risk Spectrum 70 Fund Class C Shares	277	866
Sierra Tactical Risk Spectrum 70 Fund Investor Class	217	687
Sierra Tactical Risk Spectrum 70 Fund Instl Class	177	565

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Sierra Tactical Risk Spectrum 70 Fund (the “Fund”) is a “fund of funds”. Wright Fund Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a combination of unaffiliated mutual funds and exchange traded funds (“ETFs”), (collectively, “Underlying Funds”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

  U.S. common stocks
  Foreign common stocks, including from emerging markets
  U.S. fixed income securities
  Foreign fixed income securities, including from emerging markets
  High yield (or “junk) corporate bonds
  Preferred stock
  Municipal bonds
  Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 50%-70% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund. The Fund considers high-yield corporate bonds (“junk bonds”) to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

The Adviser constructs the Fund’s portfolio by quantitatively analyzing all Underlying Funds to identify those that exhibit the most attractive trends and have been given a “buy” signal under the Adviser’s proprietary investment process.

The Adviser does not employ a passive “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell Disciplines”) that the Adviser has used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given asset class or Underlying Fund. A “trailing stop loss” is a type of stop loss calculation that rises each day as the price of the underlying security rises, and thus “trails” the price movement. Thus, whenever an Underlying Fund declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the asset class represented by the Underlying Fund, the Adviser either sells the Underlying Fund or hedges by purchasing an inverse Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected asset class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach, meaning it reacts with discipline to actual reversals in price trends, as distinct from a “predictive” approach to market movements. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two sell signals per year in each Underlying Fund.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.